INTEREST EXPENSE	12 Months Ended
Dec. 31, 2023
Disclosure of interest expenses [Abstract]
INTEREST EXPENSE
33	INTEREST EXPENSE

	2023	2022	2021
	US$’000	US$’000	US$’000

Interest on bank loans	13,912	14,119	6,231
Interest on non-bank loans	-	-	1,808
Amortisation of upfront fees on bank loans	812	1,539	1,263
Other finance costs	41	61	1,095
Interest on lease liabilities	2,334	1,414	1,901
	17,099	17,133	12,298